Equipment Subject to Operating Lease, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equipment Subject To Operating Lease Net
Schedule of Equipment Subject to Operating Lease

The equipment subject to operating lease consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Equipment on Lease	$-	$—
Equipment Available for Lease	3,566	4,622
Total Equipment Subject to Operating Lease	$3,566	$4,622
Accumulated Depreciation	(546)	(949)
Total Equipment Subject to Operating Lease, Net	$3,020	$3,673

Schedule of Lease Payments from Customers	Lease payments from customers consisted of the following:
	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Equipment on lease payments	$70	$292	$70	$762
Lease payments consisted of the following:
	December 31,
	2024	2023
	(In thousands)
Equipment on lease payments	1,054	1,676